Income Tax (Details 4) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Components of deferred tax assets
Tax losses carried forward	$ 1,303,475	$ 1,592,888
Doubtful debts reserve	211,021	219,442
Accruals	56,991	36,891
Deferred tax assets	1,571,487	1,849,221
Deferred tax assets - current	282,600	718,767
Deferred tax assets - non current	1,288,887	1,130,454
Deferred tax assets	1,571,487	1,849,221
Australia [Member]
Components of deferred tax assets
Tax losses carried forward	1,303,475	1,592,888
Doubtful debts reserve	211,021	219,442
Accruals	56,991	36,891
Deferred tax assets	1,571,487	1,849,221
Deferred tax assets - current	282,600	718,767
Deferred tax assets - non current	1,288,887	1,130,454
Deferred tax assets	1,571,487	1,849,221
USA [Member]
Components of deferred tax assets
Tax losses carried forward
Doubtful debts reserve
Accruals
Deferred tax assets
Deferred tax assets - current
Deferred tax assets - non current
Deferred tax assets